Financial Instruments (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 17, 2022 EUR (€)	Jun. 30, 2018	Apr. 30, 2017 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Apr. 30, 2017 ILS (₪)
Disclosure of financial assets [line items]
Cash and cash equivalents				€ 46,458		$ 49,547	€ 41,229	$ 43,971	€ 66,845	€ 44,509
Derivative financial assets				2,836		3,025	1,946
Short-term restricted cash				900		960	1,000
Non-current restricted cash				20,192		21,535	15,630
Trade receivables				420			598
Revenue receivables				1,062			3,794
Government authorities receivables				3,752			1,602
Increase (decrease) in working capital				26,500
Current derivative financial liabilities				€ 33,183		$ 35,390	€ 14,783
Denominated notional principal amount | ₪					₪ 100,000
Series B Debentures [Member]
Disclosure of financial assets [line items]
Notional amount | ₪											₪ 83,232
Aggregate repayment of debenture	€ 3,800		€ 246
Talasol [Member]
Disclosure of financial assets [line items]
Output percentage of financial power swap		80.00%
Period of financial power swap		10 years